MoA Small Cap Growth Fund Annual Fund Operating Expenses - MoA Small Cap Growth Fund - MoA Small Cap Growth Fund	Dec. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.82%